Note 6 - Net Sales (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of the reconciliation between gross sales and net sales [text block]
	2017	2016	2015
Gross sales (i)	72,411.0	79,551.1	97,214.2
Excise duty	(16,192.9)	(16,345.2)	(17,471.7)
Discounts (i)	(8,318.8)	(17,603.3)	(33,022.3)
	47,899.3	45,602.6	46,720.2